Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right of use assets Disclosure and Lease liabilities [abstract]
Disclosure of Right-of-use assets roll forward
(USD millions)	2022	2021

Right-of-use assets at January 1	1 561	1 676

Impact of acquisitions of businesses	12

Additions	247	321

Depreciation charge	-300	-318

Impairment charge [1]	-3

Lease contract terminations [2]	-34	-66

Currency translation effects	-52	-52

Total right-of-use assets at December 31	1 431	1 561

[1] Impairment charges in 2022 were recorded in the Innovative Medicines segment.
[2] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.

Disclosure of right-of-use assets carrying value and depreciation charge
(USD millions)	December 31, 2022 carrying value	Depreciation charge 2022	December 31, 2021 carrying value	Depreciation charge 2021

Land	505	16	522	11

Buildings	745	177	866	192

Vehicles	117	96	136	105

Machinery and equipment, and other assets	64	11	37	10

Total right-of-use assets	1 431	300	1 561	318

Disclosure of maturity analysis of lease liability
(USD millions)	Lease liabilities 2022	Lease liabilities undiscounted 2022	Lease liabilities 2021	Lease liabilities undiscounted 2021

Less than one year	251	297	275	324

Between one and two years	190	232	216	258

Between two and three years	167	201	162	198

Between three and four years	137	172	139	172

Between four and five years	122	154	122	154

After five years	922	2 149	982	2 243

Total lease liabilities	1 789	3 205	1 896	3 349

Less current portion of lease liabilities	-251	-297	-275	-324

Non-current portion of lease liabilities	1 538	2 908	1 621	3 025

Commitments for leases not yet commenced		83		134

Additional disclosures related to right-of-use assets and lease liabilities
(USD millions)	2022	2021	2020

Interest expense on lease liabilities [1]	60	62	67

Expense on short-term leases	3	6	4

Expense on low-value leases	6	7	7

Total cash outflows for leases	355	381	379

Thereof:

Cash outflows for short-term leases and low-value leases [2]	9	13	11

Payments of interest [3]	51	52	56

Payments of lease liabilities [4]	295	316	312

[1] The weighted average interest rate is 3.3% (2021: 3.2%, 2020: 3.4%).
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Group is committed to at December 31, 2022, 2021 and 2020, is similar to the portfolio of short-term leases the Group entered into during 2022, 2021 and 2020.

[3] Included within total net cash flows from operating activities
[4] Reported as cash outflows in financing activities net of lease incentives received, if any.